Quarterly Holdings Report
for
Fidelity® Investment Grade Bond ETF
May 31, 2025
FIE-NPRT3-0725
1.9900959.104
Asset-Backed Securities - 8.7%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.5%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/19/2037 (b)(c)(d)	250,000	250,737
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)	250,000	249,730
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6295% 7/18/2037 (b)(c)(d)	250,000	250,494
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.7795% 7/20/2037 (b)(c)(d)	250,000	249,618
TOTAL BAILIWICK OF JERSEY		1,000,579
BERMUDA - 0.1%
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.5993% 4/23/2035 (b)(c)(d)	250,000	250,038
GRAND CAYMAN (UK OVERSEAS TER) - 4.7%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6198% 7/17/2037 (b)(c)(d)	250,000	250,024
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.7605% 4/16/2037 (b)(c)(d)	250,000	250,733
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7095% 7/21/2037 (b)(c)(d)	250,000	250,089
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.5279% 4/15/2038 (b)(c)(d)	142,000	142,161
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0195% 1/20/2037 (b)(c)(d)	250,000	250,750
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6395% 10/20/2037 (b)(c)(d)	250,000	250,186
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	250,000	250,272
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.5795% 1/20/2038 (b)(c)(d)	250,000	250,075
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.6918% 7/25/2037 (b)(c)(d)	250,000	250,388
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.4566% 1/25/2038 (b)(c)(d)	120,000	119,991
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.3091% 4/18/2035 (b)(c)(d)	250,000	248,627
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6361% 7/15/2037 (b)(c)(d)	250,000	250,591
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.8098% 4/17/2037 (b)(c)(d)	250,000	250,623
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.6461% 10/15/2037 (b)(c)(d)	250,000	250,233
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.6361% 10/15/2037 (b)(c)(d)	250,000	250,222
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.4434% 4/15/2038 (b)(c)(d)	150,000	150,012
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6295% 10/19/2037 (b)(c)(d)	250,000	250,581
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.4061% 4/15/2038 (b)(c)(d)	250,000	249,250
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.8724% 1/22/2037 (b)(c)(d)	250,000	250,538
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3361% 7/15/2034 (b)(c)(d)	250,000	249,171
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 1.32% 7/25/2038 (b)(c)(d)	250,000	250,000
Magnetite CLO Ltd Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.0724% 4/22/2036 (b)(c)(d)	250,000	250,000
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.435% 4/15/2038 (b)(c)(d)	100,000	100,105
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	250,000	250,483
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)	250,000	249,250
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.4961% 1/15/2038 (b)(c)(d)	250,000	249,461
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.2849% 4/15/2038 (b)(c)(d)	163,000	162,625
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.6695% 7/18/2038 (b)(c)(d)	250,000	250,561
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6195% 7/20/2037 (b)(c)(d)	250,000	250,528
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.5624% 1/22/2038 (b)(c)(d)	250,000	249,857
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.6252% 4/20/2038 (b)(c)(d)	250,000	249,133
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.5995% 10/20/2037 (b)(c)(d)	250,000	249,861
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/20/2037 (b)(c)(d)	250,000	250,682
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.462% 2/20/2038 (b)(c)(d)	500,000	498,250
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)	250,000	250,472
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.2561% 1/15/2033 (b)(c)(d)	227,229	227,265
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 5.1206% 2/15/2033 (b)(c)(d)	250,000	249,160
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6061% 10/15/2039 (b)(c)(d)	250,000	251,092
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(c)	80,265	79,865
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		9,233,167
IRELAND - 0.1%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (b)	202,623	203,250
MULTI-NATIONAL - 0.1%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/18/2037 (b)(c)(d)	250,000	250,740
UNITED STATES - 3.2%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (b)	237,435	239,071
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (b)	237,435	239,071
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (b)	245,428	245,843
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	116,334	109,451
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6224% 7/20/2037 (b)(c)(d)	250,000	250,022
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)	250,000	249,860
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (b)	246,141	245,696
American Tower Trust #1 Series 2023, 5.49% 3/15/2053 (b)	220,000	222,788
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	334,768	311,507
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.5924% 4/20/2035 (b)(c)(d)	100,000	99,998
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	46,375	45,640
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (b)	47,125	45,866
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (b)	48,250	41,589
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	371,525	355,989
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (b)	209,405	192,192
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (b)	188,000	184,557
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (b)	94,750	93,495
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (b)	48,000	45,307
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (b)	141,985	131,641
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (b)	48,625	43,345
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.7661% 7/15/2037 (b)(c)(d)	250,000	250,608
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.5861% 1/15/2038 (b)(c)(d)	250,000	249,724
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (b)	247,967	245,709
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	100,000	100,591
GMF Floorplan Owner Revolving Trust Series 2024-4A Class B, 4.98% 11/15/2029 (b)	120,000	120,638
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4688% 1/25/2038 (b)(c)(d)	250,000	249,833
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.6095% 10/20/2037 (b)(c)(d)	250,000	249,224
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (b)	132,611	126,642
Jersey Mike's Funding Series 2019-1A Class A2, 4.433% 2/15/2050 (b)	232,063	229,773
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)	99,750	100,502
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (b)	568,500	537,261
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (b)	48,500	47,051
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	48,755	49,492
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	123,380	124,511
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	55,720	56,734
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	108,455	105,858
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	112,435	110,416
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	214,920	210,932
TOTAL UNITED STATES		6,558,427
TOTAL ASSET-BACKED SECURITIES (Cost $17,449,239)		17,496,201

Commercial Mortgage Securities - 4.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.1%
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2958% 9/15/2056 (c)	14,000	14,880
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.6709% 3/15/2041 (b)(c)(d)	94,883	94,942
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.9703% 6/15/2041 (b)(c)(d)	100,000	100,063
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.218% 11/5/2039 (b)(c)	231,000	232,157
BPR Commercial Mortgage Trust Series 2024-PARK Class B, 5.7976% 11/5/2039 (b)(c)	100,000	100,647
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2267% 4/15/2037 (b)(c)(d)	44,000	43,986
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7204% 3/15/2041 (b)(c)(d)	512,990	513,310
BX Commercial Mortgage Trust 21-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8197% 4/15/2037 (b)(c)(d)	11,649	11,649
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.97% 5/15/2041 (b)(c)	87,633	87,742
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1326% 10/15/2036 (b)(c)(d)	100,000	99,563
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3423% 10/15/2036 (b)(c)(d)	100,000	99,438
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5421% 10/15/2036 (b)(c)(d)	100,000	99,312
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3416% 2/15/2039 (b)(c)(d)	105,945	105,747
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.641% 2/15/2039 (b)(c)(d)	95,900	95,600
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0901% 12/9/2040 (b)(c)(d)	71,601	71,892
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6215% 12/15/2039 (b)(c)(d)	120,965	120,965
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.7721% 4/15/2040 (b)(c)(d)	310,000	310,036
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.7% 6/15/2035 (b)(c)(d)	100,000	100,135
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7706% 4/15/2041 (b)(c)(d)	167,849	168,059
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0202% 4/15/2041 (b)(c)(d)	83,924	84,029
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4725% 3/15/2030 (b)(c)(d)	382,000	379,135
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7222% 3/15/2030 (b)(c)(d)	56,000	55,440
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.872% 3/15/2030 (b)(c)(d)	79,000	77,618
BX Trust Series 2020-VIV3 Class B, 3.5439% 3/9/2044 (b)(c)	500,000	459,961
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2435% 2/15/2036 (b)(c)(d)	51,000	50,968
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1435% 1/15/2034 (b)(c)(d)	22,860	22,846
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1135% 6/15/2038 (b)(c)(d)	403,299	403,047
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.2687% 4/15/2037 (b)(c)(d)	7,000	6,999
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7707% 2/15/2039 (b)(c)(d)	291,667	292,031
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1203% 2/15/2039 (b)(c)(d)	726,326	727,007
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0199% 3/15/2041 (b)(c)(d)	83,822	83,874
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.2696% 3/15/2041 (b)(c)(d)	83,822	83,874
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4787% 2/15/2035 (b)(c)(d)	122,000	121,543
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	94,245	90,737
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (b)(c)	100,000	102,110
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8235% 7/15/2038 (b)(c)(d)	85,773	85,773
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1435% 7/15/2038 (b)(c)(d)	85,773	85,773
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.6935% 7/15/2038 (b)(c)(d)	85,773	85,772
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3935% 10/15/2036 (b)(c)(d)	100,000	99,375
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.9935% 10/15/2036 (b)(c)(d)	100,000	99,250
Hilton USA Trust Series 2016-HHV Class B, 4.1935% 11/5/2038 (b)(c)	128,000	125,902
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.1935% 3/15/2038 (b)(c)(d)	70,000	69,125
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 5.2444% 4/15/2038 (b)(c)(d)	45,409	45,380
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4178% 11/15/2040 (b)(c)(d)	25,737	25,808
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1667% 11/15/2040 (b)(c)(d)	80,000	80,000
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.02% 7/15/2036 (b)(c)(d)	7,612	7,607
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.174% 11/15/2038 (b)(c)(d)	277,657	277,309
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.523% 11/15/2038 (b)(c)(d)	167,768	167,244
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0214% 11/15/2038 (b)(c)(d)	503,305	501,418
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5716% 12/15/2039 (b)(c)(d)	335,000	334,895
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9211% 12/15/2039 (b)(c)(d)	100,000	99,624
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.3206% 12/15/2039 (b)(c)(d)	670,000	665,782
TOTAL UNITED STATES		8,367,379
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $8,364,845)		8,367,379

Non-Convertible Corporate Bonds - 26.1%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 5% 12/15/2029 (b)	125,000	124,506
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 5.786% 1/13/2033 (b)(c)	166,000	170,032
Societe Generale SA 5.5% 4/13/2029 (b)(c)	264,000	267,193

TOTAL FRANCE		437,225
GERMANY - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
Deutsche Bank AG/New York NY 4.1% 1/13/2026	100,000	99,481
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)	564,000	561,519
		661,000
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 4.375% 12/15/2028 (b)	72,000	70,625
TOTAL GERMANY		731,625
IRELAND - 0.8%
Financials - 0.5%
Consumer Finance - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	846,000	798,596
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	150,000	152,948
		951,544
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	400,000	398,854
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	15,000	14,946
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (b)	79,000	79,014
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	207,000	214,284
		707,098
TOTAL IRELAND		1,658,642
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031	946,000	817,723
Petroleos Mexicanos 7.69% 1/23/2050	743,000	547,145

TOTAL MEXICO		1,364,868
NETHERLANDS - 0.2%
Financials - 0.2%
Banks - 0.2%
ABN AMRO Bank NV 4.988% 12/3/2028 (b)(c)	500,000	503,404
SWITZERLAND - 0.6%
Financials - 0.5%
Capital Markets - 0.5%
UBS Group AG 5.428% 2/8/2030 (b)(c)	64,000	65,279
UBS Group AG 6.246% 9/22/2029 (b)(c)	845,000	884,124
		949,403
Materials - 0.1%
Construction Materials - 0.1%
Holcim Finance US LLC 4.6% 4/7/2027 (b)	178,000	178,178
Holcim Finance US LLC 4.7% 4/7/2028 (b)	128,000	128,655
		306,833
TOTAL SWITZERLAND		1,256,236
UNITED KINGDOM - 0.8%
Financials - 0.8%
Banks - 0.8%
Barclays PLC 5.69% 3/12/2030 (c)	64,000	65,616
Barclays PLC 6.49% 9/13/2029 (c)	845,000	886,822
NatWest Group PLC 3.073% 5/22/2028 (c)	745,000	722,521

TOTAL UNITED KINGDOM		1,674,959
UNITED STATES - 22.3%
Communication Services - 2.5%
Diversified Telecommunication Services - 0.8%
AT&T Inc 2.55% 12/1/2033	690,000	567,492
AT&T Inc 3.65% 9/15/2059	3,000	1,971
AT&T Inc 4.3% 2/15/2030	310,000	306,733
Verizon Communications Inc 2.355% 3/15/2032	623,000	531,334
Verizon Communications Inc 3.15% 3/22/2030	228,000	213,787
Verizon Communications Inc 4.78% 2/15/2035	80,000	76,991
		1,698,308
Entertainment - 0.1%
Walt Disney Co/The 2.65% 1/13/2031	186,000	169,463
Media - 1.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	1,366,000	1,126,003
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	465,000	408,294
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	20,000	20,092
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	64,000	53,762
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	36,000	37,476
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	24,000	25,108
Discovery Communications LLC 3.625% 5/15/2030	3,000	2,653
Time Warner Cable LLC 5.5% 9/1/2041	60,000	52,879
Warnermedia Holdings Inc 3.755% 3/15/2027	3,000	2,908
Warnermedia Holdings Inc 4.054% 3/15/2029	2,000	1,862
Warnermedia Holdings Inc 4.279% 3/15/2032	1,019,000	864,693
Warnermedia Holdings Inc 5.05% 3/15/2042	3,000	2,158
Warnermedia Holdings Inc 5.141% 3/15/2052	90,000	58,343
		2,656,231
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 3.875% 4/15/2030	72,000	69,427
T-Mobile USA Inc 4.2% 10/1/2029	400,000	394,245
T-Mobile USA Inc 4.5% 4/15/2050	126,000	101,656
		565,328
TOTAL COMMUNICATION SERVICES		5,089,330

Consumer Discretionary - 1.1%
Automobiles - 0.3%
General Motors Financial Co Inc 5.85% 4/6/2030	5,000	5,107
Stellantis Finance US Inc 5.35% 3/17/2028 (b)	500,000	501,440
		506,547
Distributors - 0.1%
Genuine Parts Co 4.95% 8/15/2029	300,000	302,682
Leisure Products - 0.1%
Brunswick Corp/DE 5.85% 3/18/2029	140,000	142,238
Specialty Retail - 0.6%
AutoZone Inc 5.165% 6/15/2030	97,000	98,533
AutoZone Inc 6.25% 11/1/2028	410,000	433,494
Lowe's Cos Inc 3.35% 4/1/2027	2,000	1,964
Lowe's Cos Inc 3.75% 4/1/2032	662,000	616,077
Lowe's Cos Inc 4.25% 4/1/2052	10,000	7,587
Lowe's Cos Inc 4.45% 4/1/2062	10,000	7,532
		1,165,187
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry Inc 3.05% 3/15/2032	18,000	15,707
TOTAL CONSUMER DISCRETIONARY		2,132,361

Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Kroger Co/The 5.5% 9/15/2054	300,000	277,405
Mars Inc 4.8% 3/1/2030 (b)	135,000	135,833
Mars Inc 5% 3/1/2032 (b)	101,000	101,340
Mars Inc 5.2% 3/1/2035 (b)	84,000	83,685
Mars Inc 5.65% 5/1/2045 (b)	82,000	80,445
Mars Inc 5.7% 5/1/2055 (b)	163,000	158,126
		836,834
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Columbia Pipelines Operating Co LLC 5.439% 2/15/2035 (b)	500,000	489,748
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	3,000	3,117
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	50,000	51,465
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	3,000	3,014
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	5,000	5,025
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (b)	3,000	3,045
Energy Transfer LP 4.95% 6/15/2028	148,000	149,007
Energy Transfer LP 5.25% 7/1/2029	23,000	23,376
Energy Transfer LP 5.6% 9/1/2034	144,000	143,308
Energy Transfer LP 5.75% 2/15/2033	573,000	584,347
Hess Corp 4.3% 4/1/2027	155,000	154,378
Hess Corp 5.6% 2/15/2041	90,000	87,239
MPLX LP 4.8% 2/15/2029	148,000	148,492
Occidental Petroleum Corp 5.2% 8/1/2029	73,000	72,515
Occidental Petroleum Corp 5.375% 1/1/2032	93,000	89,772
Occidental Petroleum Corp 7.5% 5/1/2031	535,000	575,862
ONEOK Inc 4.25% 9/24/2027	32,000	31,789
ONEOK Inc 4.4% 10/15/2029	33,000	32,472
ONEOK Inc 4.75% 10/15/2031	65,000	63,449
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	516,000	487,979
Western Gas Partners LP 4.05% 2/1/2030 (e)	724,000	688,259
Williams Cos Inc/The 4.65% 8/15/2032	134,000	129,685
Williams Cos Inc/The 4.8% 11/15/2029	148,000	148,825
Williams Cos Inc/The 5.3% 8/15/2052	2,000	1,769
		4,167,937
Financials - 9.4%
Banks - 4.1%
Bank of America Corp 2.299% 7/21/2032 (c)	5,000	4,289
Bank of America Corp 2.496% 2/13/2031 (c)	192,000	173,165
Bank of America Corp 4.183% 11/25/2027	254,000	251,806
Bank of America Corp 5.015% 7/22/2033 (c)	372,000	370,707
Bank of America Corp 5.819% 9/15/2029 (c)	1,333,000	1,381,027
Citigroup Inc 2.976% 11/5/2030 (c)	152,000	140,652
Citigroup Inc 4.45% 9/29/2027	236,000	235,029
Citigroup Inc 6.27% 11/17/2033 (c)	745,000	790,394
Citizens Financial Group Inc 5.718% 7/23/2032 (c)	135,000	137,816
JPMorgan Chase & Co 4.493% 3/24/2031 (c)	728,000	719,363
JPMorgan Chase & Co 4.912% 7/25/2033 (c)	40,000	39,641
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	146,000	148,118
JPMorgan Chase & Co 5.35% 6/1/2034 (c)	1,376,000	1,391,721
JPMorgan Chase & Co 5.572% 4/22/2036 (c)	174,000	177,031
Wells Fargo & Co 2.879% 10/30/2030 (c)	184,000	169,801
Wells Fargo & Co 4.478% 4/4/2031 (c)	432,000	424,785
Wells Fargo & Co 4.897% 7/25/2033 (c)	40,000	39,313
Wells Fargo & Co 5.15% 4/23/2031 (c)	198,000	200,370
Wells Fargo & Co 5.605% 4/23/2036 (c)	175,000	177,044
Wells Fargo & Co 6.303% 10/23/2029 (c)	1,290,000	1,353,714
		8,325,786
Capital Markets - 2.8%
Ares Capital Corp 3.875% 1/15/2026	132,000	131,123
Ares Strategic Income Fund 5.6% 2/15/2030	200,000	196,537
Ares Strategic Income Fund 5.7% 3/15/2028	455,000	455,754
Athene Global Funding 4.721% 10/8/2029 (b)	400,000	394,746
Athene Global Funding 5.339% 1/15/2027 (b)	62,000	62,558
Athene Global Funding 5.583% 1/9/2029 (b)	92,000	93,900
Blackstone Private Credit Fund 5.6% 11/22/2029	56,000	55,690
Blackstone Private Credit Fund 7.05% 9/29/2025	8,000	8,051
Blackstone Private Credit Fund 7.3% 11/27/2028	190,000	201,209
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)	4,000	3,442
Goldman Sachs Group Inc/The 3.8% 3/15/2030	734,000	708,134
HPS Corporate Lending Fund 5.45% 1/14/2028	340,000	339,937
LPL Holdings Inc 4.9% 4/3/2028	210,000	210,284
Moody's Corp 5% 8/5/2034	320,000	318,102
Morgan Stanley 4.431% 1/23/2030 (c)	538,000	533,534
Morgan Stanley 4.654% 10/18/2030 (c)	168,000	166,880
Morgan Stanley 5.192% 4/17/2031 (c)	133,000	134,942
Morgan Stanley 5.32% 7/19/2035 (c)	400,000	397,392
Morgan Stanley 5.664% 4/17/2036 (c)	105,000	106,715
Morgan Stanley 6.342% 10/18/2033 (c)	40,000	42,776
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	200,000	202,361
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	286,000	289,483
Sixth Street Specialty Lending Inc 5.625% 8/15/2030	500,000	498,017
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	15,000	15,249
		5,566,816
Consumer Finance - 1.2%
Ally Financial Inc 5.543% 1/17/2031 (c)	24,000	23,954
Ally Financial Inc 5.737% 5/15/2029 (c)	48,000	48,470
Ally Financial Inc 6.992% 6/13/2029 (c)	392,000	409,554
Ally Financial Inc 7.1% 11/15/2027	98,000	102,777
Ally Financial Inc 8% 11/1/2031	45,000	50,353
American Express Co 5.085% 1/30/2031 (c)	121,000	122,836
Capital One Financial Corp 2.359% 7/29/2032 (c)	16,000	13,247
Capital One Financial Corp 3.8% 1/31/2028	164,000	160,778
Capital One Financial Corp 4.985% 7/24/2026 (c)	6,000	6,000
Capital One Financial Corp 5.247% 7/26/2030 (c)	73,000	73,662
Capital One Financial Corp 6.312% 6/8/2029 (c)	430,000	447,840
Capital One Financial Corp 7.624% 10/30/2031 (c)	30,000	33,457
Ford Motor Credit Co LLC 6.8% 5/12/2028	897,000	915,788
		2,408,716
Financial Services - 1.0%
Corebridge Financial Inc 3.9% 4/5/2032	669,000	615,798
Corebridge Financial Inc 4.35% 4/5/2042	2,000	1,640
Corebridge Financial Inc 4.4% 4/5/2052	2,000	1,552
Corebridge Global Funding 4.65% 8/20/2027 (b)	104,000	104,247
Corebridge Global Funding 4.9% 12/3/2029 (b)	300,000	301,972
Corebridge Global Funding 5.2% 1/12/2029 (b)	100,000	101,814
Equitable Holdings Inc 5% 4/20/2048	34,000	29,160
Jackson Financial Inc 3.125% 11/23/2031	58,000	50,364
Jackson Financial Inc 5.17% 6/8/2027	4,000	4,031
Jackson Financial Inc 5.67% 6/8/2032	4,000	3,997
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	133,000	119,564
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	5,000	5,050
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	117,000	118,411
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	423,000	428,474
Sixth Street Lending Partners 6.125% 7/15/2030 (b)	108,000	109,154
		1,995,228
Insurance - 0.3%
Marsh & McLennan Cos Inc 4.65% 3/15/2030	400,000	401,642
Unum Group 4% 6/15/2029	56,000	54,383
Unum Group 6% 6/15/2054	230,000	221,095
Western-Southern Global Funding 4.9% 5/1/2030 (b)	58,000	58,162
		735,282
TOTAL FINANCIALS		19,031,828

Health Care - 1.6%
Biotechnology - 0.3%
Amgen Inc 5.15% 3/2/2028	7,000	7,128
Amgen Inc 5.25% 3/2/2030	135,000	138,410
Amgen Inc 5.25% 3/2/2033	480,000	484,406
Amgen Inc 5.6% 3/2/2043	7,000	6,793
Amgen Inc 5.75% 3/2/2063	6,000	5,672
		642,409
Health Care Providers & Services - 1.3%
Centene Corp 2.45% 7/15/2028	13,000	11,973
Centene Corp 2.5% 3/1/2031	603,000	511,995
Centene Corp 2.625% 8/1/2031	5,000	4,235
Centene Corp 3% 10/15/2030	113,000	99,403
Centene Corp 4.625% 12/15/2029	302,000	290,826
Cigna Group/The 2.375% 3/15/2031	48,000	41,970
Cigna Group/The 4.8% 8/15/2038	256,000	234,111
CVS Health Corp 5.25% 1/30/2031	48,000	48,401
CVS Health Corp 5.3% 6/1/2033	903,000	891,383
HCA Inc 5.45% 4/1/2031	300,000	305,419
Humana Inc 5.375% 4/15/2031	31,000	31,198
Sabra Health Care LP 3.2% 12/1/2031	92,000	80,127
		2,551,041
TOTAL HEALTH CARE		3,193,450

Industrials - 0.2%
Aerospace & Defense - 0.2%
Boeing Co 5.15% 5/1/2030	348,000	351,051
Boeing Co 6.528% 5/1/2034	80,000	85,390
		436,441
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	4,000	4,203
Carrier Global Corp 6.2% 3/15/2054	2,000	2,113
		6,316
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030	18,000	18,233
Paychex Inc 5.35% 4/15/2032	24,000	24,356
Paychex Inc 5.6% 4/15/2035	19,000	19,320
		61,909
TOTAL INDUSTRIALS		504,666

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC / EMC Corp 6.2% 7/15/2030	110,000	116,511
IT Services - 0.1%
VeriSign Inc 5.25% 6/1/2032	161,000	162,272
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 2.45% 2/15/2031 (b)	735,000	649,838
Broadcom Inc 2.6% 2/15/2033 (b)	104,000	87,795
Broadcom Inc 5.15% 11/15/2031	225,000	229,057
Marvell Technology Inc 2.95% 4/15/2031	38,000	33,978
		1,000,668
Software - 0.0%
Oracle Corp 3.6% 4/1/2040	74,000	57,804
VMware LLC 1.4% 8/15/2026	7,000	6,739
		64,543
TOTAL INFORMATION TECHNOLOGY		1,343,994

Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.85% 11/15/2028 (c)	62,000	64,193
Celanese US Holdings LLC 7.05% 11/15/2030 (c)	117,000	120,578
Celanese US Holdings LLC 7.2% 11/15/2033 (c)	9,000	9,395
		194,166
Real Estate - 2.6%
Diversified REITs - 0.2%
Piedmont Operating Partnership LP 2.75% 4/1/2032	2,000	1,608
Piedmont Operating Partnership LP 9.25% 7/20/2028	99,000	109,324
VICI Properties LP 4.75% 2/15/2028	7,000	7,002
VICI Properties LP 4.75% 4/1/2028	33,000	32,986
VICI Properties LP 4.95% 2/15/2030	171,000	169,657
VICI Properties LP 5.75% 4/1/2034	6,000	6,020
Vornado Realty LP 2.15% 6/1/2026	1,000	967
Vornado Realty LP 3.4% 6/1/2031	3,000	2,578
		330,142
Health Care REITs - 0.6%
Healthpeak OP LLC 5.375% 2/15/2035	500,000	494,856
Omega Healthcare Investors Inc 3.25% 4/15/2033	674,000	569,800
Omega Healthcare Investors Inc 3.375% 2/1/2031	114,000	102,854
Omega Healthcare Investors Inc 3.625% 10/1/2029	74,000	69,626
		1,237,136
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	66,000	58,073
Office REITs - 0.3%
COPT Defense Properties LP 2.75% 4/15/2031	772,000	670,048
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP 8.3% 3/15/2028	9,000	9,436
CBRE Services Inc 2.5% 4/1/2031	8,000	6,979
Essex Portfolio LP 5.5% 4/1/2034	300,000	301,412
Tanger Properties LP 2.75% 9/1/2031	86,000	74,316
Tanger Properties LP 3.875% 7/15/2027	74,000	72,696
		464,839
Residential REITs - 0.4%
American Homes 4 Rent LP 2.375% 7/15/2031	1,000	858
American Homes 4 Rent LP 3.375% 7/15/2051	2,000	1,278
American Homes 4 Rent LP 3.625% 4/15/2032	3,000	2,723
American Homes 4 Rent LP 4.3% 4/15/2052	2,000	1,514
American Homes 4 Rent LP 5.5% 7/15/2034	81,000	80,668
Invitation Homes Operating Partnership LP 2% 8/15/2031	784,000	656,370
Sun Communities Operating LP 2.3% 11/1/2028	2,000	1,851
Sun Communities Operating LP 2.7% 7/15/2031	48,000	41,814
UDR Inc 5.125% 9/1/2034	45,000	43,865
		830,941
Retail REITs - 0.7%
Agree LP 5.6% 6/15/2035	135,000	135,458
Agree LP 5.625% 6/15/2034	224,000	225,885
Brixmor Operating Partnership LP 4.05% 7/1/2030	56,000	53,651
Brixmor Operating Partnership LP 5.2% 4/1/2032	178,000	176,977
Brixmor Operating Partnership LP 5.75% 2/15/2035	150,000	151,572
Kite Realty Group Trust 4.75% 9/15/2030	74,000	72,894
NNN REIT Inc 5.5% 6/15/2034	121,000	121,145
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	54,000	51,416
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	75,000	75,565
Regency Centers LP 5% 7/15/2032	137,000	136,752
Regency Centers LP 5.1% 1/15/2035	52,000	51,293
		1,252,608
Specialized REITs - 0.2%
American Tower Corp 5% 1/31/2030	400,000	404,321
TOTAL REAL ESTATE		5,248,108

Utilities - 1.6%
Electric Utilities - 0.9%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	60,000	59,301
Consolidated Edison Co of New York Inc 5.375% 5/15/2034	160,000	162,744
Duke Energy Corp 5.45% 6/15/2034	230,000	232,109
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	74,000	64,650
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	6,000	5,116
Exelon Corp 5.3% 3/15/2033	387,000	391,382
FirstEnergy Transmission LLC 4.55% 1/15/2030	250,000	247,704
FirstEnergy Transmission LLC 5% 1/15/2035	250,000	243,763
Southern Co/The 4.85% 3/15/2035	366,000	352,230
		1,758,999
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The 2.45% 1/15/2031	532,000	454,907
AES Corp/The 3.95% 7/15/2030 (b)	170,000	158,653
		613,560
Multi-Utilities - 0.4%
NiSource Inc 3.6% 5/1/2030	403,000	383,482
Puget Energy Inc 5.725% 3/15/2035 (b)	500,000	495,057
		878,539
TOTAL UTILITIES		3,251,098

TOTAL UNITED STATES		44,993,772
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $52,612,901)		52,745,237

U.S. Government Agency - Mortgage Securities - 23.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 23.9%
Fannie Mae 2% 3/1/2052	104,613	81,827
Fannie Mae 2.5% 1/1/2052	112,984	92,770
Fannie Mae 2.5% 4/1/2052	532,312	439,902
Fannie Mae 2.5% 4/1/2052	56,836	47,128
Fannie Mae 2.5% 6/1/2052	105,982	87,882
Fannie Mae 3% 6/1/2052	83,964	72,762
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	728,904	640,840
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	27,875	22,012
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	12,139	9,533
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	21,971	18,739
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	96,752	76,433
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	777,641	605,828
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	52,728	41,655
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	39,161	30,631
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	78,241	61,248
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	109,332	92,957
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	52,012	47,424
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	43,507	39,670
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	216,737	170,070
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	49,539	45,169
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	48,894	40,238
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	23,435	19,294
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	19,147	15,961
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2037	174,738	161,768
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	195,812	161,697
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	208,900	172,961
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	496,761	418,440
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	27,218	23,387
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	30,038	25,810
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	161,105	138,428
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	94,244	80,949
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	302,846	266,606
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	309,500	267,434
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	40,377	34,693
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	267,886	231,978
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	52,498	45,117
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	108,050	93,431
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	23,199	21,092
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	131,419	121,476
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	21,793	19,834
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	62,925	57,112
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	92,532	84,099
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	48,745	45,012
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	1,747	1,559
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	59,979	54,138
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	15,925	14,304
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	10,327	9,322
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	40,864	37,815
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	106,288	95,472
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	14,158	12,885
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	21,414	19,885
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	255,982	248,332
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	59,474	59,268
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	144,364	144,677
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	48,021	47,675
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	266,991	265,067
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	312,542	309,801
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	194,977	193,511
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	650,442	658,124
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	93,645	94,626
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	23,706	23,994
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	197,856	202,249
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	47,891	48,472
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	103,977	106,148
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	192,389	194,662
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	15,488	15,922
Freddie Mac Gold Pool 1.5% 12/1/2035	22,469	19,817
Freddie Mac Gold Pool 1.5% 2/1/2037	494,569	434,817
Freddie Mac Gold Pool 1.5% 4/1/2051	65,920	48,717
Freddie Mac Gold Pool 2% 1/1/2052	291,976	227,466
Freddie Mac Gold Pool 2% 10/1/2051	47,673	37,125
Freddie Mac Gold Pool 2% 11/1/2050	264,009	206,834
Freddie Mac Gold Pool 2% 3/1/2051	126,677	99,401
Freddie Mac Gold Pool 2% 3/1/2052	51,396	40,394
Freddie Mac Gold Pool 2% 4/1/2042	122,691	104,248
Freddie Mac Gold Pool 2% 6/1/2050	411,271	322,975
Freddie Mac Gold Pool 2% 9/1/2050	298,052	233,876
Freddie Mac Gold Pool 2.5% 1/1/2052	206,783	171,015
Freddie Mac Gold Pool 2.5% 10/1/2051	50,012	41,158
Freddie Mac Gold Pool 2.5% 2/1/2051	131,311	109,090
Freddie Mac Gold Pool 2.5% 3/1/2050	114,432	94,495
Freddie Mac Gold Pool 2.5% 4/1/2042	117,436	102,329
Freddie Mac Gold Pool 2.5% 4/1/2052	200,028	165,866
Freddie Mac Gold Pool 2.5% 5/1/2051	20,686	17,302
Freddie Mac Gold Pool 2.5% 7/1/2036	27,689	25,704
Freddie Mac Gold Pool 2.5% 8/1/2041	137,686	120,465
Freddie Mac Gold Pool 2.5% 9/1/2051	29,762	24,502
Freddie Mac Gold Pool 3% 1/1/2052	21,193	18,210
Freddie Mac Gold Pool 3% 10/1/2049	31,334	27,065
Freddie Mac Gold Pool 3% 2/1/2050	54,329	47,047
Freddie Mac Gold Pool 3% 3/1/2050	56,734	48,934
Freddie Mac Gold Pool 3% 3/1/2052	19,338	16,571
Freddie Mac Gold Pool 3% 4/1/2050	56,882	49,062
Freddie Mac Gold Pool 3% 6/1/2052	61,965	53,233
Freddie Mac Gold Pool 3% 6/1/2052	35,454	30,380
Freddie Mac Gold Pool 3.5% 1/1/2048	13,660	12,330
Freddie Mac Gold Pool 3.5% 11/1/2047	10,064	9,159
Freddie Mac Gold Pool 3.5% 2/1/2043	21,144	19,580
Freddie Mac Gold Pool 3.5% 7/1/2042	12,954	11,998
Freddie Mac Gold Pool 3.5% 7/1/2047	11,665	10,616
Freddie Mac Gold Pool 3.5% 7/1/2052	147,209	130,803
Freddie Mac Gold Pool 3.5% 8/1/2047	17,962	16,348
Freddie Mac Gold Pool 3.5% 9/1/2042	30,278	28,022
Freddie Mac Gold Pool 3.5% 9/1/2042	16,408	15,176
Freddie Mac Gold Pool 4% 2/1/2053	380,429	352,574
Freddie Mac Gold Pool 4% 2/1/2053	140,008	129,757
Freddie Mac Gold Pool 4.5% 1/1/2054	116,253	110,025
Freddie Mac Gold Pool 5.5% 1/1/2055	157,746	158,285
Freddie Mac Gold Pool 5.5% 3/1/2053	40,219	40,331
Freddie Mac Gold Pool 5.5% 7/1/2054	343,950	340,933
Freddie Mac Gold Pool 5.5% 9/1/2054	144,353	144,440
Freddie Mac Gold Pool 6% 12/1/2052	67,804	69,198
Freddie Mac Gold Pool 6% 4/1/2054	89,624	91,719
Freddie Mac Gold Pool 6% 5/1/2054	214,884	220,108
Freddie Mac Gold Pool 6.5% 6/1/2054	184,195	191,869
Freddie Mac Gold Pool 6.5% 9/1/2054	218,307	227,539
Ginnie Mae I Pool 4% 10/20/2052	44,376	40,970
Ginnie Mae I Pool 4.5% 4/20/2053	45,129	42,783
Ginnie Mae I Pool 5% 10/20/2054	667,497	648,005
Ginnie Mae II Pool 2% 1/20/2051	480,710	386,383
Ginnie Mae II Pool 2% 10/20/2050	184,935	148,646
Ginnie Mae II Pool 2% 11/20/2050	45,981	36,958
Ginnie Mae II Pool 2% 12/20/2050	90,482	72,727
Ginnie Mae II Pool 2% 2/20/2052	443,354	356,357
Ginnie Mae II Pool 2% 3/20/2052	218,864	175,986
Ginnie Mae II Pool 2% 6/1/2055 (f)	2,050,000	1,647,025
Ginnie Mae II Pool 2% 7/1/2055 (f)	500,000	401,655
Ginnie Mae II Pool 2% 9/20/2050	99,208	79,803
Ginnie Mae II Pool 2.5% 5/20/2052	254,513	213,519
Ginnie Mae II Pool 2.5% 6/1/2055 (f)	950,000	796,132
Ginnie Mae II Pool 2.5% 7/1/2055 (f)	425,000	356,032
Ginnie Mae II Pool 2.5% 8/20/2051	277,715	232,940
Ginnie Mae II Pool 3% 3/20/2050	48,426	42,304
Ginnie Mae II Pool 3% 6/1/2055 (f)	1,275,000	1,111,158
Ginnie Mae II Pool 3.5% 6/1/2055 (f)	800,000	712,073
Ginnie Mae II Pool 3.5% 7/1/2055 (f)	600,000	533,843
Ginnie Mae II Pool 4% 12/20/2054	198,001	181,476
Ginnie Mae II Pool 4% 6/1/2055 (f)	350,000	320,770
Ginnie Mae II Pool 4.5% 6/1/2055 (f)	550,000	519,231
Ginnie Mae II Pool 5% 12/20/2054	49,405	47,958
Ginnie Mae II Pool 5.5% 6/1/2055 (f)	425,000	420,596
Ginnie Mae II Pool 5.5% 7/1/2055 (f)	425,000	421,687
Ginnie Mae II Pool 6% 1/20/2055	49,384	49,902
Ginnie Mae II Pool 6% 12/20/2054	98,547	99,671
Ginnie Mae II Pool 6% 6/1/2055 (f)	1,700,000	1,713,577
Ginnie Mae II Pool 6% 7/1/2055 (f)	1,700,000	1,713,922
Ginnie Mae II Pool 6.5% 6/1/2055 (f)	525,000	535,526
Ginnie Mae II Pool 6.5% 7/1/2055 (f)	525,000	535,857
Uniform Mortgage Backed Securities 2% 6/1/2040 (f)	775,000	699,892
Uniform Mortgage Backed Securities 2% 6/1/2055 (f)	5,775,000	4,488,934
Uniform Mortgage Backed Securities 2% 7/1/2055 (f)	4,550,000	3,538,691
Uniform Mortgage Backed Securities 2.5% 6/1/2055 (f)	1,325,000	1,079,823
Uniform Mortgage Backed Securities 3% 6/1/2055 (f)	1,200,000	1,021,499
Uniform Mortgage Backed Securities 3.5% 6/1/2055 (f)	2,325,000	2,062,347
Uniform Mortgage Backed Securities 3.5% 7/1/2055 (f)	1,825,000	1,618,475
Uniform Mortgage Backed Securities 5% 6/1/2040 (f)	200,000	200,125
Uniform Mortgage Backed Securities 5% 6/1/2055 (f)	900,000	871,418
Uniform Mortgage Backed Securities 6% 6/1/2055 (f)	3,650,000	3,686,643
Uniform Mortgage Backed Securities 6% 7/1/2055 (f)	300,000	302,625
Uniform Mortgage Backed Securities 6.5% 6/1/2055 (f)	500,000	513,437
Uniform Mortgage Backed Securities 6.5% 7/1/2055 (f)	250,000	256,484
TOTAL UNITED STATES		48,333,978
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $48,473,158)		48,333,978

U.S. Treasury Obligations - 43.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.43	2,011,000	1,606,051
US Treasury Bonds 3.625% 5/15/2053	4.20	300,000	239,332
US Treasury Bonds 4.125% 8/15/2053	4.05 to 4.95	10,775,000	9,420,970
US Treasury Bonds 4.25% 2/15/2054	4.26 to 4.78	2,220,000	1,982,824
US Treasury Bonds 4.25% 8/15/2054	4.34 to 4.65	1,215,000	1,086,476
US Treasury Bonds 4.5% 11/15/2054	4.34 to 4.99	3,786,000	3,533,994
US Treasury Bonds 4.625% 2/15/2055	4.52 to 4.66	2,960,000	2,823,487
US Treasury Bonds 4.625% 5/15/2054	4.22 to 4.68	1,670,000	1,588,522
US Treasury Bonds 4.75% 11/15/2053	4.77 to 4.79	270,000	262,005
US Treasury Bonds 4.75% 5/15/2055	4.93 to 4.97	1,540,000	1,500,538
US Treasury Notes 3.5% 1/31/2030	3.51 to 4.46	2,644,000	2,592,669
US Treasury Notes 3.625% 9/30/2031	3.92 to 4.10	2,500,000	2,431,738
US Treasury Notes 3.75% 12/31/2030	3.91 to 4.08	1,900,000	1,872,465
US Treasury Notes 3.75% 8/31/2031	3.54	800,000	784,156
US Treasury Notes 3.875% 8/15/2033	3.69 to 4.90	5,614,000	5,460,931
US Treasury Notes 3.875% 8/15/2034	4.22 to 4.28	3,730,000	3,592,704
US Treasury Notes 4.125% 11/30/2031	4.46	450,000	449,754
US Treasury Notes 4.125% 3/31/2031	4.30 to 4.62	3,350,000	3,359,553
US Treasury Notes 4.125% 7/31/2031	3.78	2,400,000	2,403,051
US Treasury Notes 4.25% 11/15/2034	4.18 to 4.62	4,852,000	4,804,238
US Treasury Notes 4.25% 2/28/2031	4.22 to 4.33	1,140,000	1,151,355
US Treasury Notes 4.25% 5/15/2035	4.52	500,000	494,375
US Treasury Notes 4.25% 6/30/2031	4.15 to 4.40	9,000,000	9,075,234
US Treasury Notes 4.375% 1/31/2032	4.41	980,000	992,709
US Treasury Notes 4.375% 12/31/2029	4.02 to 4.42	1,352,000	1,375,660
US Treasury Notes 4.375% 5/15/2034	3.80 to 4.44	2,590,000	2,597,284
US Treasury Notes 4.5% 11/15/2033	4.18 to 4.29	1,289,000	1,308,234
US Treasury Notes 4.5% 12/31/2031	4.15 to 4.56	4,707,000	4,803,163
US Treasury Notes 4.625% 2/15/2035	4.53	1,000,000	1,018,456
US Treasury Notes 4.625% 4/30/2031	4.45 to 4.56	1,500,000	1,543,008
US Treasury Notes 4.625% 9/30/2030	3.57 to 4.71	10,495,000	10,801,242
TOTAL U.S. TREASURY OBLIGATIONS (Cost $88,673,944)			86,956,178

Money Market Funds - 9.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $19,922,255)	4.32	19,918,271	19,922,255

TOTAL INVESTMENT IN SECURITIES - 115.8% (Cost $235,496,342)	233,821,228
NET OTHER ASSETS (LIABILITIES) - (15.8)%	(31,882,719)
NET ASSETS - 100.0%	201,938,509

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 6/1/2055	(800,000)	(642,741)
Ginnie Mae II Pool 2.5% 6/1/2055	(425,000)	(356,164)
Ginnie Mae II Pool 3.5% 6/1/2055	(600,000)	(534,054)
Ginnie Mae II Pool 5.5% 6/1/2055	(425,000)	(420,596)
Ginnie Mae II Pool 6% 6/1/2055	(1,700,000)	(1,713,578)
Ginnie Mae II Pool 6.5% 6/1/2055	(525,000)	(535,526)
Uniform Mortgage Backed Securities 2% 6/1/2055	(4,650,000)	(3,614,466)
Uniform Mortgage Backed Securities 2.5% 6/1/2055	(500,000)	(407,480)
Uniform Mortgage Backed Securities 3% 6/1/2055	(500,000)	(425,625)
Uniform Mortgage Backed Securities 3.5% 6/1/2055	(1,825,000)	(1,618,831)
Uniform Mortgage Backed Securities 5% 6/1/2055	(300,000)	(290,473)
Uniform Mortgage Backed Securities 6% 6/1/2055	(1,500,000)	(1,515,059)
Uniform Mortgage Backed Securities 6.5% 6/1/2055	(450,000)	(462,094)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(12,536,687)

TOTAL TBA SALE COMMITMENTS (Proceeds $12,520,548)		(12,536,687)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,743,583 or 16.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,204,234	44,345,291	37,627,270	467,225	-	-	19,922,255	19,918,271	0.0%
Total	13,204,234	44,345,291	37,627,270	467,225	-	-	19,922,255

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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